                                                                          NUVEEN

NUVEEN MARYLAND
TRADITIONAL UNIT TRUST 313                                                   853


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.25 - 5.46%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.29 - 5.57%                                        - Dependable Income
DATE OF DEPOSIT: March 22, 1996                     - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    26.6 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.73 to $96.78 depending on the purchase amount
Cusip           67102E 311 monthly payment plan
Numbers         67102E 329 quarterly payment plan
                67102E 337 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               55%
                AA                15
                A1/A+             15
                A                 15
                                  ---------
                                  100%
Registration    Registered in Maryland

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-17                                            15.0%
2018-21                                            15.0%
2022-25                                            55.0%
2026+                                              15.0%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 03/21/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.61%
     Tax Equivalent Yield                          5.25%

Treasury Bonds
     Pre-Tax                                       6.96%
     Tax Equivalent Yield                          6.61%

Corporate Bonds

     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   450,000  Washington Metropolitan Area Transit Authority (District of Columbia),                   AAA   Aaa
              Gross Revenue Transit Refunding Bonds, Series 1993, 5.25% Due 7/1/14. (FGIC
              Insured.)                                                                   2004 at 102
     450,000  Maryland Health and Higher Educational Facilities Authority, Parking                     AAA   Aaa
              Revenue Bonds, The Johns Hopkins Medical Institutions Parking Facilities
              Issue, Series 1996, 5.50% Due 7/1/26. (When issued.) (AMBAC Insured.)       2006 at 102
     450,000  Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water              AA+   Aa
              and Sewer Series, 1996, 5.00% Due 9/1/24. (Original issue discount bonds delivered on or about March 20, 1996 at a price of 93.528% of principal
              amount.)                                                                    2006 at 101
     450,000  Anne Arundel County, Maryland, Pollution Control Revenue Refunding Bonds                  A   A2
              (Baltimore Gas and Electric Company Project), Series 1994, 6.00% Due
              4/1/24.                                                                     2004 at 102
     300,000  City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project               AAA   Aaa
              and Refunding Revenue Bonds (Water Projects), Series 1994-A, 5.00% Due
              7/1/24. (Original issue discount bonds delivered on or about February 24,
              1994 at a price of 94.055% of principal amount.)(FGIC Insured.)             No Optional
                                                                                              Call
     450,000  Montgomery County, Maryland, Pollution Control Revenue Refunding Bonds                    A   A1
              (Potomac Electric Project), 1994 Series, 5.375% Due 2/15/24.                2004 at 102
     450,000  City of Takoma Park, Maryland, Hospital Facilities Refunding and                         AAA   Aaa
              Improvement Revenue Bonds (Washington Adventist Hospital), Series 1995,
              6.00% Due 9/1/21. (FSA Insured.)                                            2005 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/21/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.73     4.90 %      5.25%   5.29%   5.28%   5.33%   5.30%   5.35 %
 500 / $50,000               99.57     4.75        5.25    5.30    5.29    5.34    5.31    5.36
 1,000 / $100,000            99.31     4.50        5.27    5.32    5.30    5.36    5.32    5.38
 2,500 / $250,000            99.05     4.25        5.28    5.34    5.31    5.37    5.33    5.39
 5,000 / $500,000            98.28     3.50        5.32    5.39    5.36    5.44    5.38    5.45
 10,000 / $1,000,000         97.77     3.00        5.35    5.43    5.38    5.47    5.40    5.49
 25,000 / $2,500,000         97.27     2.50        5.38    5.47    5.41    5.51    5.43    5.53
 50,000 / $5,000,000         96.78     2.00        5.41    5.51    5.44    5.55    5.46    5.57

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      31.5%   34.5%   39.0%   42.5%
         5.25  % 7.66%   8.02%   8.61%   9.13%
         5.25    7.66    8.02    8.61    9.13
         5.27    7.69    8.05    8.64    9.17
         5.28    7.71    8.06    8.66    9.18
         5.32    7.77    8.12    8.72    9.25
         5.35    7.81    8.17    8.77    9.30
         5.38    7.85    8.21    8.82    9.36
         5.41    7.90    8.26    8.87    9.41

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .5666
 Monthly plan            6/15/96       .4359   $ 5.2318
 Quarterly plan          8/15/96      1.3158
                        11/15/96      1.3158     5.2638
 Semi-annual plan       11/15/96      2.6406
                         5/15/97      2.6406     5.2828
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.80 =   100.200
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/21/96)        interest
 100.200      X   $5.2318        =   $524.23
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN MASSACHUSETTS
INSURED UNIT TRUST 134                                                       853


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.27 - 5.48%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.35 - 5.62%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 22, 1996                     - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.9 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $98.53 to $95.61 depending on the purchase amount
Cusip           670947 613 monthly payment plan
Numbers         670947 621 quarterly payment plan
                670947 639 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2013-15                                            14.7%
2016-18                                             0.0%
2019-21                                             7.7%
2022-24                                            43.3%
2025+                                              34.3%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 03/21/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       9.33%
     Tax Equivalent Yield                          5.27%

Treasury Bonds
     Pre-Tax                                       7.51%
     Tax Equivalent Yield                          6.61%

Corporate Bonds

     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Massachusetts Bay Transportation Authority, General Transportation System   2005 at 102  AAA   Aaa
              Bonds, 1995 Series A, 5.75% Due 3/1/25. (General Obligation Bonds.)
     515,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2004 at 102  AAA   Aaa
              New England Medical Center Hospitals Issue, Series G-1, 5.375% Due 7/1/24.
     515,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2004 at 102  AAA   Aaa
              The North Shore Medical Center Issue, Series A, 5.625% Due 7/1/14.
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2004 at 102  AAA   Aaa
              Smith College Issue, Series D, 5.75% Due 7/1/24.
     520,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1995 Series  2005 at 102 AAA   Aaa
              B,
              270M-4.75% Due 12/1/21, (Original issue discount bonds delivered on or about January 4, 1996 at a price of 92.294% of principal amount.)
              250M-5.00% Due 12/1/25. (Original issue discount bonds delivered on or about January 4, 1996 at a price of 94.801% of principal amount.)
     500,000  South Essex Sewerage District, Massachusetts, General Obligation Sewer      2006 at 102  AAA   Aaa
              Bonds, 1996 Series A, 5.25% Due 6/15/24.
     450,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/21/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     98.53     4.90 %      5.27%   5.35%   5.30%   5.38%   5.32%   5.40 %
 500 / $50,000               98.37     4.75        5.28    5.36    5.31    5.39    5.33    5.41
 1,000 / $100,000            98.12     4.50        5.29    5.38    5.32    5.41    5.34    5.43
 2,500 / $250,000            97.86     4.25        5.30    5.40    5.34    5.43    5.36    5.45
 5,000 / $500,000            97.10     3.50        5.34    5.46    5.38    5.49    5.40    5.51
 10,000 / $1,000,000         96.60     3.00        5.37    5.49    5.41    5.52    5.43    5.54
 25,000 / $2,500,000         96.10     2.50        5.40    5.53    5.43    5.56    5.45    5.58
 50,000 / $5,000,000         95.61     2.00        5.43    5.57    5.46    5.60    5.48    5.62

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      36.5%   39.5%   43.5%   47.0%
         5.27  % 8.30%   8.71%   9.33%   9.94%
         5.28    8.31    8.73    9.35    9.96
         5.29    8.33    8.74    9.36    9.98
         5.30    8.35    8.76    9.38    10.00
         5.34    8.41    8.83    9.45    10.08
         5.37    8.46    8.88    9.50    10.13
         5.40    8.50    8.93    9.56    10.19
         5.43    8.55    8.98    9.61    10.25

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .5619
 Monthly plan            6/15/96       .4323   $ 5.1899
 Quarterly plan          8/15/96      1.3050
                        11/15/96      1.3050     5.2219
 Semi-annual plan       11/15/96      2.6190
                         5/15/97      2.6190     5.2409
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 98.60 =   101.419
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/21/96)        interest
 101.419      X   $5.1899        =   $526.35
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN MICHIGAN
INSURED UNIT TRUST 64                                                        853


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.31 - 5.53%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.35 - 5.61%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 22, 1996                     - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    28.6 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.24 to $98.25 depending on the purchase amount
Cusip           67095E 435 monthly payment plan
Numbers         67095E 443 quarterly payment plan
                67095E 450 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Michigan

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2021-22                                            15.0%
2023-24                                            10.0%
2025+                                              75.0%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 03/21/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.85%
     Tax Equivalent Yield                          5.31%

Treasury Bonds
     Pre-Tax                                       7.04%
     Tax Equivalent Yield                          6.61%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.15% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   450,000  City of Detroit, Michigan, Water Supply System Revenue Second Lien Bonds,   2005 at 101  AAA   Aaa
              Series 1995-A, 5.50% Due 7/1/25.
     450,000  Eaton Rapids Public Schools, Counties of Eaton and Ingham, State of         2004 at 101  AAA   Aaa
              Michigan, 1995 School Building and Site Bonds, 5.625% Due 5/1/25. (General
              Obligation Bonds.)
     450,000  The Economic Development Corporation of the City of Farmington Hills        2005 at 102  AAA   Aaa
              (Michigan), Revenue Bonds (Botsford Continuing Care Corporation Project),
              Series 1995A, 5.75% Due 2/15/25.
     300,000  Greenville Public Schools, Counties of Montcalm, Kent and Ionia, State of   2004 at 101  AAA   Aaa
              Michigan, 1995 School Building and Site Bonds, 5.75% Due 5/1/24. (Original
              issue discount bonds delivered on or about March 16, 1995 at a price of
              94.602% of principal amount.)(General Obligation Bonds.)
     450,000  Board of Trustees of Oakland University, Michigan, General Revenue Bonds,   2005 at 102  AAA   Aaa
              Series 1995, 5.75% Due 5/15/26.
     450,000  Shelby Public School, County of Oceana, State of Michigan, 1995 School      2004 at 101  AAA   Aaa
              Building and Site Bonds, 5.625% Due 5/1/21. (General Obligation Bonds.)
     450,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/21/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.24     4.90 %      5.31%   5.35%   5.35%   5.39%   5.37%   5.40 %
 500 / $50,000              101.08     4.75        5.32    5.36    5.35    5.40    5.37    5.41
 1,000 / $100,000           100.82     4.50        5.34    5.38    5.37    5.42    5.39    5.43
 2,500 / $250,000           100.55     4.25        5.35    5.39    5.38    5.43    5.40    5.44
 5,000 / $500,000            99.77     3.50        5.39    5.45    5.43    5.49    5.44    5.50
 10,000 / $1,000,000         99.26     3.00        5.42    5.49    5.45    5.53    5.47    5.54
 25,000 / $2,500,000         98.75     2.50        5.45    5.53    5.48    5.57    5.50    5.58
 50,000 / $5,000,000         98.25     2.00        5.48    5.56    5.51    5.60    5.53    5.61

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.5%   35.0%   40.0%   43.5%
         5.31  % 7.87%   8.17%   8.85%   9.40%
         5.32    7.88    8.18    8.87    9.42
         5.34    7.91    8.22    8.90    9.45
         5.35    7.93    8.23    8.92    9.47
         5.39    7.99    8.29    8.98    9.54
         5.42    8.03    8.34    9.03    9.59
         5.45    8.07    8.38    9.08    9.65
         5.48    8.12    8.43    9.13    9.70

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .5826
 Monthly plan            6/15/96       .4482   $ 5.3805
 Quarterly plan          8/15/96      1.3527
                        11/15/96      1.3527     5.4125
 Semi-annual plan       11/15/96      2.7144
                         5/15/97      2.7144     5.4315
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.31 =  98.706
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/21/96)        interest
 98.706       X   $5.3805        =   $531.09
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN NEW JERSEY
INSURED UNIT TRUST 204                                                       853


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.28 - 5.49%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.31 - 5.57%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 22, 1996                     - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    29.4 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.96 to $97.97 depending on the purchase amount
Cusip           6706LA 373 monthly payment plan
Numbers         6706LA 381 quarterly payment plan
                6706LA 399 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-20                                            14.3%
2021-24                                            28.5%
2025-28                                            28.6%
2029+                                              28.6%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 03/21/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.80%
     Tax Equivalent Yield                          5.28%

Treasury Bonds
     Pre-Tax                                       7.06%
     Tax Equivalent Yield                          6.61%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, University of   2005 at 101  AAA   Aaa
              Medicine and Dentistry of New Jersey Issue, Series 1995B, 5.25% Due
              12/1/25.
     500,000  New Jersey Health Care Facilities Financing Authority, Revenue Bonds,       2004 at 100  AAA   Aaa
              Jersey Shore Medical Center Obligated Group Issue, Series 1994, 5.875% Due
              7/1/24. (Original issue discount bonds delivered on or about August 2, 1994 at a price of 93.036% of principal amount.)
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2005 at 101  AAA   Aaa
              Hundredth Series, 5.75% Due 6/15/30.
     500,000  The Camden County Municipal Utilities Authority (Camden County, New         2006 at 102  AAA   Aaa
              Jersey), County Agreement Sewer Revenue Refunding Bonds, 1996 Series,
              5.125% Due 7/15/17. (General Obligation Bonds.)
     500,000  The Essex County Improvement Authority (Essex County, New Jersey), County   2006 at 102  AAA   Aaa
              of Essex General Obligation Lease Revenue Refunding Bonds, Series 1996
              (County Jail and Youth House Projects), 5.35% Due 12/1/24.
     500,000  The Pollution Control Financing Authority of Salem County (New Jersey),     2004 at 102  AAA   Aaa
              Pollution Control Revenue Refunding Bonds, 1994 Series C (Public Service
              Electric and Gas Company Project), 6.20% Due 8/1/30.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/21/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.96     4.90 %      5.28%   5.31%   5.31%   5.34%   5.33%   5.36 %
 500 / $50,000              100.80     4.75        5.28    5.31    5.32    5.35    5.33    5.37
 1,000 / $100,000           100.53     4.50        5.30    5.33    5.33    5.37    5.35    5.39
 2,500 / $250,000           100.27     4.25        5.31    5.35    5.34    5.39    5.36    5.41
 5,000 / $500,000            99.49     3.50        5.35    5.41    5.39    5.45    5.40    5.47
 10,000 / $1,000,000         98.98     3.00        5.38    5.44    5.41    5.48    5.43    5.50
 25,000 / $2,500,000         98.47     2.50        5.41    5.48    5.44    5.52    5.46    5.54
 50,000 / $5,000,000         97.97     2.00        5.44    5.51    5.47    5.55    5.49    5.57

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.0%   35.0%   40.0%   43.5%
         5.28  % 7.76%   8.12%   8.80%   9.35%
         5.28    7.76    8.12    8.80    9.35
         5.30    7.79    8.15    8.83    9.38
         5.31    7.81    8.17    8.85    9.40
         5.35    7.87    8.23    8.92    9.47
         5.38    7.91    8.28    8.97    9.52
         5.41    7.96    8.32    9.02    9.58
         5.44    8.00    8.37    9.07    9.63

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .5768
 Monthly plan            6/15/96       .4437   $ 5.3259
 Quarterly plan          8/15/96      1.3392
                        11/15/96      1.3392     5.3579
 Semi-annual plan       11/15/96      2.6874
                         5/15/97      2.6874     5.3769
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.03 =  98.980
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/21/96)        interest
 98.980       X   $5.3259        =   $527.16
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN OHIO
INSURED UNIT TRUST 132                                                       853


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.27 - 5.48%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.27 - 5.54%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 22, 1996                     - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.4 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.23 to $99.20 depending on the purchase amount
Cusip           67102G 134 monthly payment plan
Numbers         67102G 142 quarterly payment plan
                67102G 159 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Ohio

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-19                                            28.6%
2020-23                                            42.5%
2024+                                              28.9%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 03/21/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.93%
     Tax Equivalent Yield                          5.27%

Treasury Bonds
     Pre-Tax                                       7.04%
     Tax Equivalent Yield                          6.61%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   490,000  Ohio Water Development Authority, State of Ohio, Water Development Revenue  2005 at 102  AAA   Aaa
              Bonds, 1995 Fresh Water Series, 5.90% Due 12/1/21.
     500,000  County of Butler, Ohio, Waterworks System Revenue Bonds, Series 1996        2006 at 101  AAA   Aaa
              (Butler County Water District), 5.125% Due 12/1/21.
     500,000  University of Cincinnati (Ohio), General Receipts Bonds, Series W, 5.85%    2006 at 101  AAA   Aaa
              Due 6/1/16. (When issued.)
     500,000  County of Mahoning, Ohio, Hospital Improvement Revenue Bonds, Series 1995   2005 at 102  AAA   Aaa
              (Western Reserve Care System Project), 5.50% Due 10/15/25.
     500,000  City of Middleburg Heights, Ohio, Hospital Improvement Refunding Revenue    2008 at 102  AAA   Aaa
              Bonds, Series 1995 (Southwest General Health Center Project), 5.75% Due
              8/15/21.
     500,000  Olmsted Falls City School District, Ohio, Classroom Facilities Improvement  2004 at 102  AAA   Aaa
              Bonds, Series 1995, General Obligation, 5.85% Due 12/15/17.
     510,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/21/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.23     4.90 %      5.27%   5.27%   5.30%   5.30%   5.32%   5.32 %
 500 / $50,000              102.07     4.75        5.27    5.28    5.31    5.31    5.32    5.33
 1,000 / $100,000           101.80     4.50        5.29    5.30    5.32    5.33    5.34    5.35
 2,500 / $250,000           101.54     4.25        5.30    5.32    5.33    5.35    5.35    5.37
 5,000 / $500,000           100.75     3.50        5.34    5.38    5.37    5.41    5.39    5.43
 10,000 / $1,000,000        100.23     3.00        5.37    5.42    5.40    5.45    5.42    5.47
 25,000 / $2,500,000         99.71     2.50        5.40    5.46    5.43    5.49    5.45    5.51
 50,000 / $5,000,000         99.20     2.00        5.43    5.49    5.46    5.52    5.48    5.54

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.5%   36.0%   41.0%   44.0%
         5.27  % 7.81%   8.23%   8.93%   9.41%
         5.27    7.81    8.23    8.93    9.41
         5.29    7.84    8.27    8.97    9.45
         5.30    7.85    8.28    8.98    9.46
         5.34    7.91    8.34    9.05    9.54
         5.37    7.96    8.39    9.10    9.59
         5.40    8.00    8.44    9.15    9.64
         5.43    8.04    8.48    9.20    9.70

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .5830
 Monthly plan            6/15/96       .4485   $ 5.3833
 Quarterly plan          8/15/96      1.3536
                        11/15/96      1.3536     5.4153
 Semi-annual plan       11/15/96      2.7162
                         5/15/97      2.7162     5.4343
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.30 =  97.751
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/21/96)        interest
 97.751       X   $5.3833        =   $526.22
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN PENNSYLVANIA
INSURED UNIT TRUST 209                                                       853


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.30 - 5.51%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.34 - 5.61%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 22, 1996                     - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.76 to $97.78 depending on the purchase amount
Cusip           6706H8 498 monthly payment plan
Numbers         6706H8 506 quarterly payment plan
                6706H8 514 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2019-21                                            42.8%
2022-24                                            14.3%
2025+                                              42.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 03/21/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.55%
     Tax Equivalent Yield                          5.30%

Treasury Bonds
     Pre-Tax                                       6.80%
     Tax Equivalent Yield                          6.61%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Pennsylvania Higher Educational Facilities Authority (Commonwealth of Penn-  2006 at 100 AAA   Aaa
              sylvania), Revenue Bonds, State System of Higher Education, Series N, 5.80%
              Due 6/15/24. (When issued.)
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Bellefonte Area School District (Centre County, Pennsylvania), General      2006 at 100  AAA   Aaa
              Obligation Bonds, Series of 1996, 5.50% Due 5/15/26.
     500,000  Cambria County Industrial Development Authority (Pennsylvania), Pollution   2005 at 102  AAA   Aaa
              Control Revenue Refunding Bonds, 1995 Series A (Pennsylvania Electric
              Company Project), 5.80% Due 11/1/20.
     500,000  Delaware County Authority (Commonwealth of Pennsylvania), Hospital Revenue  2005 at 102  AAA   Aaa
              Bonds, Series of 1995 (Delaware County Memorial Hospital), 5.50% Due
              8/15/19. (Original issue discount bonds delivered on or about July 27, 1995 at a price of 94.645% of principal amount.)
     500,000  The Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer   2005 at 100  AAA   Aaa
              System Subordinate Revenue Bonds, Series B of 1995, 5.70% Due 9/1/20.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/21/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.76     4.90 %      5.30%   5.34%   5.33%   5.37%   5.35%   5.39 %
 500 / $50,000              100.60     4.75        5.31    5.35    5.34    5.38    5.36    5.40
 1,000 / $100,000           100.33     4.50        5.32    5.37    5.35    5.40    5.37    5.42
 2,500 / $250,000           100.07     4.25        5.33    5.39    5.37    5.42    5.38    5.44
 5,000 / $500,000            99.30     3.50        5.37    5.45    5.41    5.48    5.43    5.50
 10,000 / $1,000,000         98.78     3.00        5.40    5.48    5.44    5.51    5.45    5.53
 25,000 / $2,500,000         98.28     2.50        5.43    5.52    5.46    5.55    5.48    5.57
 50,000 / $5,000,000         97.78     2.00        5.46    5.56    5.49    5.59    5.51    5.61

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      30.0%   33.0%   38.0%   41.5%
         5.30  % 7.57%   7.91%   8.55%   9.06%
         5.31    7.59    7.93    8.56    9.08
         5.32    7.60    7.94    8.58    9.09
         5.33    7.61    7.96    8.60    9.11
         5.37    7.67    8.01    8.66    9.18
         5.40    7.71    8.06    8.71    9.23
         5.43    7.76    8.10    8.76    9.28
         5.46    7.80    8.15    8.81    9.33

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/96   $   .5779
 Monthly plan            6/15/96       .4446   $ 5.3371
 Quarterly plan          8/15/96      1.3419
                        11/15/96      1.3419     5.3691
 Semi-annual plan       11/15/96      2.6928
                         5/15/97      2.6928     5.3881
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.83 =  99.176
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/21/96)        interest
 99.176       X   $5.3371        =   $529.31
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)